Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000209570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class A) — including sales charge
Account Value	$ 16,442	$ 16,442	$ 16,442	$ 12,019	$ 9,960	$ 7,669	$ 5,475	$ 6,986	$ 7,585	$ 7,666	$ 8,004	$ 7,433	$ 9,450
Average Annual Return, Percent	29.33%	17.33%	5.10%
C000209570 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class A) — excluding sales charge
Average Annual Return, Percent	36.80%	18.67%	5.69%
C000209565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class C) — including sales charge
Account Value	$ 16,382	$ 16,382	$ 16,382	11,975	9,924	7,702	5,550	7,128	7,795	7,937	8,352	7,806	10,000
Average Annual Return, Percent	34.67%	17.75%	5.06%
C000209565 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class C) — excluding sales charge
Average Annual Return, Percent	35.67%	17.75%	5.06%
C000209566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class R)
Account Value	$ 16,982	$ 16,982	$ 16,982	12,448	10,341	7,987	5,718	7,298	7,946	8,052	8,428	7,846	10,000
Average Annual Return, Percent	36.42%	18.40%	5.44%
C000209567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class Y)
Account Value	$ 17,837	$ 17,837	$ 17,837	13,015	10,736	8,270	5,887	7,477	8,106	8,181	8,512	7,884	10,000
Average Annual Return, Percent	37.05%	18.99%	5.96%
C000209568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class R5)
Account Value	$ 17,707	$ 17,707	$ 17,707	12,901	10,662	8,195	5,831	7,404	8,026	8,112	8,470	7,866	10,000
Average Annual Return, Percent	37.25%	19.05%	5.88%
C000209569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Select 40 Fund (Class R6)
Account Value	$ 17,979	$ 17,979	$ 17,979	13,110	10,808	8,319	5,915	7,515	8,132	8,197	8,538	7,892	10,000
Average Annual Return, Percent	37.14%	19.06%	6.04%
C000209574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class A) — including sales charge
Account Value	$ 15,252	$ 15,252	$ 15,252	10,467	8,821	6,383	4,617	5,937	6,647	6,805	7,399	6,835	9,450
Average Annual Return, Percent	37.78%	19.41%	4.31%
C000209574 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class A) — excluding sales charge
Average Annual Return, Percent	45.76%	20.78%	4.91%
C000209575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class C) — including sales charge
Account Value	$ 15,198	$ 15,198	$ 15,198	10,427	8,788	6,413	4,667	6,056	6,827	7,052	7,718	7,177	10,000
Average Annual Return, Percent	43.76%	19.87%	4.27%
C000209575 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class C) — excluding sales charge
Average Annual Return, Percent	44.76%	19.87%	4.27%
C000209576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class R)
Account Value	$ 15,712	$ 15,712	$ 15,712	10,803	9,125	6,615	4,794	6,201	6,964	7,148	7,790	7,214	10,000
Average Annual Return, Percent	45.45%	20.44%	4.62%
C000209573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class Y)
Account Value	$ 16,534	$ 16,534	$ 16,534	11,313	9,512	6,860	4,953	6,362	7,098	7,252	7,860	7,248	10,000
Average Annual Return, Percent	46.16%	21.05%	5.16%
C000209571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class R5)
Account Value	$ 16,378	$ 16,378	$ 16,378	11,203	9,416	6,793	4,897	6,294	7,034	7,201	7,829	7,232	10,000
Average Annual Return, Percent	46.20%	21.08%	5.06%
C000209572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Fund (Class R6)
Account Value	$ 16,673	$ 16,673	$ 16,673	11,392	9,568	6,910	4,981	6,388	7,133	7,277	7,885	7,256	10,000
Average Annual Return, Percent	46.35%	21.15%	5.25%
C000209582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class A) — including sales charge
Account Value	$ 16,002	$ 16,002	$ 16,002	12,298	10,323	7,799	5,337	6,485	6,747	6,901	7,468	6,683	9,450
Average Annual Return, Percent	23.00%	18.46%	4.81%
C000209582 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class A) — excluding sales charge
Average Annual Return, Percent	30.11%	19.80%	5.41%
C000209577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class C) — including sales charge
Account Value	$ 15,965	$ 15,965	$ 15,965	12,271	10,300	7,852	5,423	6,612	6,937	7,148	7,781	7,022	10,000
Average Annual Return, Percent	27.99%	18.92%	4.79%
C000209577 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class C) — excluding sales charge
Average Annual Return, Percent	28.99%	18.92%	4.79%
C000209578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class R)
Account Value	$ 16,508	$ 16,508	$ 16,508	12,720	10,694	8,113	5,572	6,771	7,069	7,249	7,863	7,054	10,000
Average Annual Return, Percent	29.79%	19.51%	5.14%
C000209579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class Y)
Account Value	$ 17,344	$ 17,344	$ 17,344	13,307	11,130	8,400	5,734	6,944	7,216	7,362	7,940	7,092	10,000
Average Annual Return, Percent	30.34%	20.09%	5.66%
C000209580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class R5)
Account Value	$ 17,155	$ 17,155	$ 17,155	13,198	11,041	8,329	5,684	6,862	7,140	7,303	7,902	7,072	10,000
Average Annual Return, Percent	29.98%	20.11%	5.55%
C000209581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Income Fund (Class R6)
Account Value	$ 17,450	$ 17,450	$ 17,450	13,378	11,197	8,443	5,756	6,962	7,233	7,379	7,944	7,087	10,000
Average Annual Return, Percent	30.45%	20.18%	5.73%
C000209588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class A) — including sales charge
Account Value	$ 12,965	$ 12,965	$ 12,965	8,265	6,780	4,479	2,915	4,577	5,323	5,573	6,250	5,692	9,450
Average Annual Return, Percent	48.07%	21.75%	2.63%
C000209588 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class A) — excluding sales charge
Average Annual Return, Percent	56.82%	23.14%	3.21%
C000209587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class C) — including sales charge
Account Value	$ 12,914	$ 12,914	$ 12,914	8,235	6,755	4,502	2,956	4,664	5,472	5,766	6,521	5,979	10,000
Average Annual Return, Percent	54.74%	22.27%	2.59%
C000209587 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class C) — excluding sales charge
Average Annual Return, Percent	55.74%	22.27%	2.59%
C000209586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class R)
Account Value	$ 13,399	$ 13,399	$ 13,399	8,552	7,033	4,659	3,053	4,777	5,577	5,853	6,581	6,008	10,000
Average Annual Return, Percent	56.32%	22.91%	2.97%
C000209585 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class Y)
Account Value	$ 14,059	$ 14,059	$ 14,059	8,925	7,315	4,818	3,128	4,902	5,690	5,940	6,648	6,038	10,000
Average Annual Return, Percent	57.53%	23.46%	3.47%
C000209584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class R5)
Account Value	$ 13,967	$ 13,967	$ 13,967	8,874	7,269	4,785	3,098	4,856	5,633	5,897	6,614	6,023	10,000
Average Annual Return, Percent	57.39%	23.53%	3.40%
C000209583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco SteelPath MLP Alpha Plus Fund (Class R6)
Account Value	$ 14,323	$ 14,323	$ 14,323	9,086	7,417	4,886	3,158	4,942	5,728	5,978	6,677	6,058	10,000
Average Annual Return, Percent	57.65%	23.72%	3.66%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 35,002	$ 35,002	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
Average Annual Return, Percent	33.89%	15.77%	13.35%
Alerian MLP Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index
Account Value	$ 14,576	$ 14,576	$ 14,576	$ 11,116	$ 9,015	$ 6,338	$ 4,568	$ 6,050	$ 6,798	$ 6,717	$ 7,210	$ 6,597	$ 10,000
Average Annual Return, Percent	31.13%	19.23%	3.84%